Commitments and Contingencies	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on December 7, 2020, the holders of the Founder Shares, alignment shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares and alignment shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares and alignment shares, only after conversion to shares of our Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriter is entitled to a deferred fee of $0.35 per Unit, or $10,062,500 in the aggregate. Of such amount, at the Company’s sole and absolute discretion, up to $0.175 per Unit, or up to $5,031,250, may be paid to third parties not participating in the Initial Public Offering that assist the Company in consummating its initial Business Combination. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Merger Agreement

On February 23, 2021, the Company entered into the Merger Agreement, by and among the Company, Merger Sub, and Berkshire Grey, relating to the “Berkshire Grey Business Combination. Pursuant to the Merger Agreement, Merger Sub will merge with and into Berkshire Grey, with Berkshire Grey being the surviving corporation of the merger and a direct, wholly owned subsidiary of the Company.

Subject to the terms and conditions of the Merger Agreement, the consideration to be paid in respect of each share of common stock, par value $0.001 per share, of Berkshire Grey (“Berkshire Grey Common Stock”) issued and outstanding immediately prior to the effective time of the Merger will be a number of shares of newly-issued Class A common stock of the Company (with each share valued at $10.00), par value $0.0001 per share (“RAAC Class A Common Stock”), equal to (x) $2,250,000,000.00 divided by (y) the number of shares of Aggregate Fully Diluted Company Stock (as defined in the Merger Agreement). Immediately prior to the closing of the Business Combination (the “Closing”), all of the outstanding shares of each series of preferred stock of Berkshire Grey will be converted into shares of Berkshire Grey Common Stock.

At the Closing, each outstanding option to acquire Berkshire Grey Common Stock and each award of restricted Berkshire Grey Common Stock will be converted into the right to receive an option relating to shares of Class A Stock and an award of restricted shares of Class A Stock, as applicable, upon substantially the same terms and conditions, including with respect to vesting and termination-related provisions, as existed prior to the Closing, except that the number of shares underlying such option and the exercise price and the number of shares subject to restricted stock awards, in each case, shall be determined as set forth in the Merger Agreement.

The Merger Agreement contains customary representations, warranties and covenants by the parties thereto and the closing is subject to certain conditions as further described in the Merger Agreement.

Concurrently with the execution of the Merger Agreement, the Company entered into the “Subscription Agreements with the PIPE Investors in which they will purchase an aggregate amount of $165,000,000 in shares of Class A Stock at a purchase price of $10.00 per share, substantially concurrent with, and contingent upon, the Closing.

The Subscription Agreements for the PIPE Investors provide for certain registration rights. In particular, the Company is required to, within 30 calendar days following the Closing, file with the SEC a registration statement registering the resale of the securities issued pursuant to the Subscription Agreements. Additionally, the Company is required to use its commercially reasonable efforts to have such registration statement declared effective as soon as practicable after the filing thereof, but no later than the earlier of (i) the 90th calendar day following the filing date thereof and (ii) the 10th business day after the date the Company is notified (orally or in writing, whichever is earlier) by the SEC that the registration statement will not be “reviewed” or will not be subject to further review.

Each Subscription Agreement will terminate with no further force and effect upon the earliest to occur of: (a) such date and time as the Merger Agreement is terminated in accordance with its terms; (b) the mutual written agreement of the parties to such Subscription Agreement; (c) if any of the conditions to closing set forth in the Subscription Agreements are not satisfied on or prior to the closing of the PIPE Investment and, as a result thereof, the transactions contemplated by such Subscription Agreement fail to occur; and (d) if the consummation of the Berkshire Grey Business Combination has not occurred by the Outside Date.

In connection with the Berkshire Grey Business Combination, the Company engaged J.P. Morgan Securities LLC as its financial advisor and Credit Suisse Securities (USA) LLC as its placement agent for the PIPE Investment, each of which will be entitled to customary fees in such capacity, with payment due at, and conditioned upon, the closing of the Business Combination and the PIPE Investment, respectively.

NOTE 7. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on December 7, 2020, the holders of the Founder Shares, alignment shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares and alignment shares) will be entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares and alignment shares, only after conversion to shares of our Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriter is entitled to a deferred fee of $0.35 per Unit, or $10,062,500 in the aggregate. Of such amount, at the Company’s sole and absolute discretion, up to $0.175 per Unit, or up to $5,031,250, may be paid to third parties not participating in the Initial Public Offering that assist the Company in consummating its initial Business Combination. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.